Income Taxes - Schedule of Income Before Income Tax Expense (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 223,721	$ 31,992
PRC [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	125,392	17,931
Hong Kong [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	80,789	11,553
Others [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 17,540	$ 2,508